INVENTORIES (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
INVENTORIES
Raw materials			¥ 120,290,456	¥ 72,473,857
Works in progress			1,948,838	1,522,033
Finished goods			20,142,911	14,230,075
Inventories		$ 20,708,633	¥ 142,382,205	¥ 88,225,965
Loss on inventories damaged from a warehouse fire accident	¥ 18,254,406